Non-trading securities (Tables)	6 Months Ended
Sep. 30, 2015
Non-trading securities
Non-trading securities reconciliation

	Millions of yen
	March 31, 2015
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥106,785	¥5,123	¥36	¥111,872
Other debt securities(2)	161,631	22,717	95	184,253
Equity securities(3)	40,315	22,751	230	62,836

Total	¥308,731	¥50,591	¥361	¥358,961

	Millions of yen
	September 30, 2015
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥94,303	¥4,800	¥63	¥99,040
Other debt securities(2)	157,488	19,046	248	176,286
Equity securities(3)	41,009	20,811	64	61,756

Total	¥292,800	¥44,657	¥375	¥337,082

(1)	Primarily Japanese government, agency and municipal securities.
(2)	Primarily corporate debt securities.
(3)	Primarily Japanese equities.

Fair value of residual contractual maturity of non-trading debt securities

	Millions of yen
	September 30, 2015
	Total	Years to maturity
		Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥275,326	¥22,293	¥146,662	¥77,315	¥29,056

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2015
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥17,536	¥5	¥13,127	¥31	¥30,663	¥36
Other debt securities	12,814	95	—	—	12,814	95
Equity securities	2,064	230	—	—	2,064	230

Total	¥32,414	¥330	¥13,127	¥31	¥45,541	¥361

	Millions of yen
	September 30, 2015
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥20,636	¥12	¥15,511	¥51	¥36,147	¥63
Other debt securities	20,702	248	—	—	20,702	248
Equity securities	872	64	—	—	872	64

Total	¥42,210	¥324	¥15,511	¥51	¥57,721	¥375